Schedule of Notes Payable Related Party (Details) (Parenthetical) - USD ($)	Dec. 29, 2021	Jun. 03, 2022	May 05, 2022	Mar. 29, 2021
Dr.Kenneth Perego II [Member]
Short-Term Debt [Line Items]
Debt instrument, face value				$ 26,000
Unsecured Promissory Note [Member] | Isiah Thomas III [Member]
Short-Term Debt [Line Items]
Debt instrument, face value		$ 10,000	$ 10,000
Debt interest rate, percentage		6.00%	6.00%
Unsecured Promissory Note [Member] | Dr.Kenneth Perego II [Member]
Short-Term Debt [Line Items]
Debt instrument, face value	$ 200,000		$ 20,000
Debt interest rate, percentage	8.00%		6.00%
Debt Instrument, Maturity Date	Jan. 01, 2024